CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Allowance for credit losses, accounts receivable | ¥	¥ 7,225	¥ 8,603
Allowance for credit losses, Prepaid expenses and other current assets | ¥	4,791	2,972
Allowance for credit losses, other non current assets | ¥	488	1,514
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse	¥ 865,760	¥ 1,225,472
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000
Treasury Stock, Shares	12,255,830	25,525,810
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity, Consolidated, Liabilities, Current, No Recourse | ¥	¥ 326,899	¥ 635,467
Common Class A [Member]
Common Stock, Shares, Issued	1,208,831,222	1,208,831,222
Common Stock, Shares, Outstanding	1,196,575,392	1,183,305,412
Common Class B [Member]
Common Stock, Shares, Issued	949,960,000	949,960,000
Common Stock, Shares, Outstanding	949,960,000	949,960,000